Summary of Significant Accounting Policies (Details) - CNY (¥)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Summary of Significant Accounting Policies [Line Items]
Post-origination services fee (in Yuan Renminbi)	¥ 17,530,000	¥ 67,080,000
Aggregate transaction price percentage	100.00%	64.60%
Goodwill impairment loss (in Yuan Renminbi)	¥ 20,279,026
Recognized income tax, percentage	50.00%
Trademarks [Member]
Summary of Significant Accounting Policies [Line Items]
Indefinite-lived intangible assets carrying value (in Yuan Renminbi)	¥ 2,970,000
Computer Software, Intangible Asset [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets with finite useful lives	1 year
Computer Software, Intangible Asset [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets with finite useful lives	5 years
Cooperation agreements [Member]
Summary of Significant Accounting Policies [Line Items]
Intangible assets with finite useful lives	3 years
Leasehold Improvements [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of Property and equipment	1 year
Leasehold Improvements [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of Property and equipment	6 years
Motor vehicles [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of Property and equipment	3 years
Motor vehicles [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of Property and equipment	8 years
Office and other equipment [Member] | Minimum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of Property and equipment	1 year
Office and other equipment [Member] | Maximum [Member]
Summary of Significant Accounting Policies [Line Items]
Estimated useful life of Property and equipment	3 years